Employee Benefit Plans, other Post-Retirement Benefits (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amounts included in the Consolidated Balance Sheet, before tax
Net prior service costs		$ 6,846	$ 17,246
Net actuarial loss		(7,280)	(8,436)
Sum net prior service cost and net actuarial loss		(434)	8,810
Amounts to be amortized to net benefit cost
Estimated net actuarial loss amortized from accumulated other comprehensive loss into net periodic benefit cost next year		200
Estimated prior service cost gain amortized from accumulated other comprehensive loss into net periodic benefit cost next year		2,000
Change in benefit obligation
Benefit obligation at beginning of year		34,645	46,142
Service cost		549	1,018	$ 1,348
Interest cost		1,540	2,255	2,137
Plan amendments		7,412	(2,057)
Actuarial (gain) loss		(3,723)	(10,897)
Prescription drug subsidy		227	264
Employee contribution		2,222	2,216
Benefits paid		(4,101)	(4,296)
Benefit obligation at end of year		38,771	34,645	46,142
Defined Benefit Plan, Plan Amendments And Revaluation		8,600
Change in plan assets
Fair value of plan assets at beginning of year		51,324	49,743
Actual return (loss) on plan assets		395	3,495
Employee contribution		2,222	2,216
Employer contribution		168	166
Benefits paid		(4,101)	(4,296)
Fair value of plan assets at end of year		50,008	51,324	49,743
Funded status		$ 11,237	16,679
Benefit plan, investment and asset allocation
Three year return		8.02%
Five year return		7.40%
Net periodic benefit cost
Service cost		$ 549	1,018	1,348
Interest cost		1,540	2,255	2,137
Expected return on plan assets		(3,252)	(3,402)	(3,065)
Amortization of prior service costs	[1]	(2,988)	(3,644)	(3,605)
Amortization of actuarial losses	[2]	290	1,287	2,452
Net post-retirement cost		$ (3,861)	$ (2,486)	$ (733)
Benefit obligations
Discount rate		4.40%	4.20%
Net periodic benefit cost assumptions
Discount rate		4.20%	5.00%
Expected return on plan assets		6.50%	7.00%
Discount rate assumptions		The discount rate for 2015 and 2014 was determined using a hypothetical Aa spot yield curve represented by a series of annualized individual spot discount rates from six months to 99 years. The spot rate curve was derived from a direct calculation of the implied forward rate curve based on the included bond cash flows. This yield curve, when populated with projected cash flows that represent the expected timing and amount of TDS plan benefit payments, produces a single effective interest discount rate that is used to measure the plan’s liabilities. The expected rate of return was determined using the target asset allocation for the TDS plan and rate of return expectations for each asset class. The measurement date for actuarial determination was December 31, 2015. For measurement purposes, the annual rate of increase in the per capita cost of covered health care benefits was assumed for 2015 to be 9.5% for plan participants aged 65 and above, and 7.3% for participants under age 65. For all participants the 2015 annual rate of increase is expected to decrease to 5.0% by 2024. The 2014 expected rate of increase was 7.8% for plan participants aged 65 and above, and 7.5% for participants under age 65, decreasing to 5.0% for all participants by 2022.
Health care trend rates
Ultimate health care cost trend rate		5.00%	5.00%
One percent increase effect on total service and interest cost components		$ 14
One percent decrease effect on total service and interest cost components		(13)
One percent increase effect on post-retirement benefit obligation		230
One percent decrease effect on post-retirement benefit obligation		(202)
Estimated future post-retirement benefit payments
2016		1,823
2017		1,969
2018		2,061
2019		2,163
2020		2,257
Estimated future post-retirement benefit payments - 6-10 years		$ 12,229
65 and older
Health care trend rates
Health care cost trend rate		9.50%	7.80%
Under 65
Health care trend rates
Health care cost trend rate		7.30%	7.50%
Level 1
Change in plan assets
Fair value of plan assets at beginning of year		$ 51,323
Fair value of plan assets at end of year		37,378	$ 51,323
Level 2
Change in plan assets
Fair value of plan assets at beginning of year		1
Fair value of plan assets at end of year		12,630	1
Bond Mutual Funds
Change in plan assets
Fair value of plan assets at beginning of year	[3]	$ 12,842
Fair value of plan assets at end of year	[3]		$ 12,842
Benefit plan, investment and asset allocation
Investment strategy of mutual fund		Bond (mutual funds) - This type of fund seeks to achieve a maximum total return, consistent with preservation of capital and prudent investment management by investing in a wide spectrum of fixed income instruments including bonds, debt securities and other similar instruments issued by government and private-sector entities.
Target asset allocation		30.00%
Actual asset allocation		31.50%	29.00%
Bond Mutual Funds | Level 1
Change in plan assets
Fair value of plan assets at beginning of year	[3]	$ 12,842
Fair value of plan assets at end of year	[3]		$ 12,842
Equity Mutual Funds | U.S. Large Cap
Change in plan assets
Fair value of plan assets at beginning of year	[4]	20,191
Fair value of plan assets at end of year	[4]	$ 22,327	20,191
Benefit plan, investment and asset allocation
Investment strategy of mutual fund		US large cap - This type of fund seeks to track the performance of several benchmark indices that measure the investment return of large-capitalization stocks. The funds attempt to replicate the indices by investing substantially all of their assets in the stocks that make up the various indices in approximately the same proportion as the weighting in the indices.
Equity Mutual Funds | U.S. Large Cap | Level 1
Change in plan assets
Fair value of plan assets at beginning of year	[4]	$ 20,191
Fair value of plan assets at end of year	[4]	22,327	20,191
Equity Mutual Funds | U.S. Small Cap
Change in plan assets
Fair value of plan assets at beginning of year	[5]	$ 4,234
Fair value of plan assets at end of year	[5]		4,234
Benefit plan, investment and asset allocation
Investment strategy of mutual fund		US small cap - This type of fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks. The fund attempts to replicate the index by investing substantially all of its assets in the stocks that make up the index in approximately the same proportion as the weighting in the index.
Equity Mutual Funds | U.S. Small Cap | Level 1
Change in plan assets
Fair value of plan assets at beginning of year	[5]	$ 4,234
Fair value of plan assets at end of year	[5]		4,234
Equity Mutual Funds | International
Change in plan assets
Fair value of plan assets at beginning of year	[6]	12,003
Fair value of plan assets at end of year	[6]	$ 11,912	$ 12,003
Benefit plan, investment and asset allocation
Investment strategy of mutual fund		International equity - This type of fund seeks to provide long-term capital appreciation by investing in the stocks of companies located outside the United States that are considered to have the potential for above-average capital appreciation.
Target asset allocation		25.00%
Actual asset allocation		23.80%	23.40%
Equity Mutual Funds | International | Level 1
Change in plan assets
Fair value of plan assets at beginning of year	[6]	$ 12,003
Fair value of plan assets at end of year	[6]	$ 11,912	$ 12,003
Equity Mutual Funds | United States
Benefit plan, investment and asset allocation
Target asset allocation		45.00%
Actual asset allocation		44.70%	47.60%
Money Market Mutual Funds
Change in plan assets
Fair value of plan assets at beginning of year	[7]	$ 2,053
Fair value of plan assets at end of year	[7]	$ 3,139	$ 2,053
Benefit plan, investment and asset allocation
Investment strategy of mutual fund		Money market - This type of fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing in a diversified portfolio of high-quality, dollar-denominated short-term debt securities.
Money Market Mutual Funds | Level 1
Change in plan assets
Fair value of plan assets at beginning of year	[7]	$ 2,053
Fair value of plan assets at end of year	[7]	3,139	2,053
Bond Bank Common Trust
Change in plan assets
Fair value of plan assets at end of year	[8]	$ 12,630
Benefit plan, investment and asset allocation
Investment strategy of mutual fund		Bond (bank common trust) – This type of fund seeks to achieve maximum total return by investing in Bond Index Funds and other short-term investments.
Bond Bank Common Trust | Level 2
Change in plan assets
Fair value of plan assets at end of year	[8]	$ 12,630
Other
Change in plan assets
Fair value of plan assets at beginning of year		1
Fair value of plan assets at end of year			1
Other | Level 2
Change in plan assets
Fair value of plan assets at beginning of year		$ 1
Fair value of plan assets at end of year			$ 1

[1]	Based on straight-line amortization over the average time remaining before active employees become fully eligible for plan benefits.
[2]	Based on straight-line amortization over the average time remaining before active employees retire.
[3]	Bond (mutual funds) - This type of fund seeks to achieve a maximum total return, consistent with preservation of capital and prudent investment management by investing in a wide spectrum of fixed income instruments including bonds, debt securities and other similar instruments issued by government and private-sector entities.
[4]	US large cap - This type of fund seeks to track the performance of several benchmark indices that measure the investment return of large-capitalization stocks. The funds attempt to replicate the indices by investing substantially all of their assets in the stocks that make up the various indices in approximately the same proportion as the weighting in the indices.
[5]	US small cap - This type of fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks. The fund attempts to replicate the index by investing substantially all of its assets in the stocks that make up the index in approximately the same proportion as the weighting in the index.
[6]	International equity - This type of fund seeks to provide long-term capital appreciation by investing in the stocks of companies located outside the United States that are considered to have the potential for above-average capital appreciation.
[7]	Money market - This type of fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing in a diversified portfolio of high-quality, dollar-denominated short-term debt securities.
[8]	Bond (bank common trust) – This type of fund seeks to achieve maximum total return by investing in Bond Index Funds and other short-term investments.